EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS	9 Months Ended
Sep. 30, 2019
Postemployment Benefits [Abstract]
EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS	EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS
The following table summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit pension plans and postretirement health and life insurance plans for the three and nine months ended September 30, 2019 and 2018:

	Pension		Healthcare		Other
	Three Months Ended September 30,		Three Months Ended September 30,		Three Months Ended September 30,
	2019	2018	2019	2018	2019	2018
	(in millions)
Service cost	$5	$6	$1	$1	$4	$3
Interest cost	19	18	3	5	—	1
Expected return on assets	(26)	(27)	(2)	(1)	—	—
Amortization of:
Prior service credit	1	—	(33)	(31)	—	1
Actuarial loss	17	18	1	2	—	—
Net periodic benefit cost	$16	$15	$(30)	$(24)	$4	$5

	Pension		Healthcare		Other
	Nine Months Ended September 30,		Nine Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018	2019	2018
	(in millions)
Service cost	$17	$19	$4	$4	$10	$11
Interest cost	57	54	11	19	2	2
Expected return on assets	(76)	(84)	(6)	(5)	—	—
Amortization of:
Prior service credit	1	(1)	(93)	(52)	1	1
Actuarial loss	51	56	1	5	—	1
Net periodic benefit cost	$50	$44	$(83)	$(29)	$13	$15
On February 20, 2018, CNH Industrial announced that the United States Supreme Court ruled in its favor in Reese vs. CNH Industrial N.V. and CNH Industrial America LLC. The decision allowed CNH Industrial to terminate or modify various retiree healthcare benefits previously provided to certain UAW Union represented Company retirees. On April 16, 2018, CNH Industrial announced its determination to modify the benefits provided to the applicable retirees (“Benefit Modification”) to make them consistent with the benefits provided to current eligible CNH Industrial retirees who had been represented by the UAW. The Benefit Modification resulted in a reduction of the plan liability by $527 million. This amount will be amortized from other comprehensive income (loss) to the income statement over approximately 4.5 years, which represents the average service period to attain eligibility conditions for active participants. For the three and nine months ended September 30, 2019, $30 million and $90 million of amortization (“Benefit Modification Amortization”) was recorded as a pre-tax gain in Other, net, respectively. For the three and nine months ended September 30, 2018, $30 million and $50 million of Benefit Modification Amortization was recorded as a pre-tax gain in Other, net, respectively.